Interest income and expenses, and similar accounts - Summary of information about interest income (expense) (Detail) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest and similar income
Interest on loan portfolio		S/ 4,207,420	S/ 3,274,402	S/ 3,769,716
Impact from the modification of contractual cash flows due to the loan rescheduling schemes	[1]	41,110	120,193	(134,376)
Interest on investments at fair value through other comprehensive income		1,202,788	928,660	769,718
Interest on due from banks and inter-bank funds		175,401	46,273	35,906
Interest on investments at amortized cost		161,966	130,326	116,338
Dividends on financial instruments, Note 5(e) and (f)		78,928	101,736	103,294
Others		4,371	4,035	3,689
Total		5,871,302	4,605,625	4,664,967
Interest and similar expenses
Interest and fees on deposits and obligations		(863,335)	(334,212)	(522,357)
Interest on bonds, notes and other obligations		(418,821)	(433,774)	(390,586)
Interest and fees on obligations with financial institutions		(234,842)	(156,490)	(181,675)
Deposit insurance fund fees		(77,920)	(70,670)	(56,177)
Interest on lease payments, Note 8(e)		(9,283)	(14,004)	(15,288)
Others		(26,201)	(48,787)	(57,897)
Total		S/ (1,662,098)	S/ (1,057,937)	S/ (1,192,284)

[1]	For rescheduled loans, during 2020, Interbank recalculated the carrying amount of these financial assets as the present value of the modified contractual cash flows, discounted at the loan’s original effective interest rate. The impact of the recalculation amounted approximately to S/134,376,000 of lower interest income for the year 2020.